Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	773,169,573.02	32,195
Yield Supplement Overcollateralization Amount 01/31/22	24,989,242.06	0
Receivables Balance 01/31/22	798,158,815.08	32,195
Principal Payments	27,965,424.54	547
Defaulted Receivables	703,089.91	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	23,752,989.99	0
Pool Balance at 02/28/22	745,737,310.64	31,620

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.77%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	6,175,938.97	229
Past Due 61-90 days	1,536,109.80	62
Past Due 91-120 days	370,859.82	15
Past Due 121+ days	0.00	0
Total	8,082,908.59	306

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.05%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	599,575.60
Aggregate Net Losses/(Gains) - February 2022	103,514.31
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.16%
Prior Net Losses/(Gains) Ratio	0.48%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	0.25%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	8,575,979.07
Actual Overcollateralization	8,575,979.07
Weighted Average Contract Rate	3.96%
Weighted Average Contract Rate, Yield Adjusted	5.52%
Weighted Average Remaining Term	53.95

Flow of Funds	$ Amount
Collections	31,088,497.00
Investment Earnings on Cash Accounts	120.54
Servicing Fee	(665,132.35)
Transfer to Collection Account	-
Available Funds	30,423,485.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	226,346.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,580,812.29
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,575,979.07
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,035,526.39

Total Distributions of Available Funds	30,423,485.19

Servicing Fee	665,132.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	764,278,122.93
Principal Paid	27,116,791.36
Note Balance @ 03/15/22	737,161,331.57

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	251,668,122.93
Principal Paid	27,116,791.36
Note Balance @ 03/15/22	224,551,331.57
Note Factor @ 03/15/22	61.0044640%

Class A-3
Note Balance @ 02/15/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	368,080,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-4
Note Balance @ 02/15/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	96,650,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	31,920,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	15,960,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	271,167.44
Total Principal Paid	27,116,791.36
Total Paid	27,387,958.80

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	41,944.69
Principal Paid	27,116,791.36
Total Paid to A-2 Holders	27,158,736.05

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2555291
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5529508
Total Distribution Amount	25.8084799

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1139523
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	73.6689162
Total A-2 Distribution Amount	73.7828685

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	95.17
Noteholders' Third Priority Principal Distributable Amount	588.57
Noteholders' Principal Distributable Amount	316.26

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,659,652.60
Investment Earnings	51.24
Investment Earnings Paid	(51.24)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,159,901.29	$4,928,529.83	$5,721,722.49
Number of Extensions	108	165	194
Ratio of extensions to Beginning of Period Receivables Balance	0.40%	0.59%	0.66%